FAIR VALUE, Fair Value Measurements of Loans Held at Fair Value (FY) (Details) - USD ($)	Mar. 31, 2021		Dec. 31, 2020		Jul. 30, 2020
Fair Value Measurements of Loans Held at Fair Value [Abstract]
Loans held at fair value	$ 50,252,049	[1]	$ 48,558,051	[1],[2]	$ 43,106,551
Total	50,252,049		48,558,051
Level 1 [Member]
Fair Value Measurements of Loans Held at Fair Value [Abstract]
Loans held at fair value	0		0
Total	0		0
Level 2 [Member]
Fair Value Measurements of Loans Held at Fair Value [Abstract]
Loans held at fair value	0		0
Total	0		0
Level 3 [Member]
Fair Value Measurements of Loans Held at Fair Value [Abstract]
Loans held at fair value	50,252,049		48,558,051		$ 43,106,551
Total	$ 50,252,049		$ 48,558,051

[1]	Refer to Footnote 14.
[2]	Refer to Footnote 14